Property, Plant and Equipment - Disclosure of Sensitivity Analysis - Impairment of Assets (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Property, plant and equipment [abstract]
Percentage decrease resulting in additional impairment	10.00%	10.00%
Percentage increase resulting in additional impairment	10.00%	10.00%
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% increase	R 0	R 0
Tshepong operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	5,325	3,352
Mponeng
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	2,249	0
Moab Khotsong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	1,916	15
Doornkop
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	1,914	0
Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	1,267	804
Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	821	441
Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	413	94
Kalgold
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	390	0
Joel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	359	716
Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	178	0
Impairment 10% increase	178	0
Other assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	101	20
Mine Waste Solutions
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	96	0
West Wits
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	35	0
Unisel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	R 0	R 6